Operating expenses	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Operating expenses	Operating expenses

(EUR thousand)		For the financial year ended March 31
Expenses by nature	Notes	2025	2024	2023
Employee benefit expenses		(167,010)	(140,050)	(118,658)
Agent costs		(108,648)	(95,333)	(75,950)
Depreciation and amortization	9	(54,415)	(43,782)	(51,028)
IT costs		(18,350)	(16,464)	(16,499)
Travel, entertainment, office and rental cost		(14,974)	(13,287)	(11,456)
Auditors, lawyers and consultants		(11,092)	(10,713)	(12,113)
External and other personnel cost		(9,878)	(8,735)	(7,544)
Contributions to defined contribution plans		(7,828)	(8,055)	(7,619)
Advertising and promotion		(4,382)	(3,644)	(3,827)
Share-based payment transactions expenses	25	(4,154)	(3,957)	(9,988)
Contributions to defined benefit plans	29	(1,649)	(1,365)	(1,607)
Corporate restructuring expenses		(1,305)	(5,660)	(2,764)
Business restructuring expenses		(1,240)	(1,324)	(4,446)
Impairment		(155)	(1,371)	(3,355)
Change in fair value of warrants and put options	27, 31	1,150	9,287	11,070
Capitalized software development expenditure	15	40,433	33,667	25,688
Other operating expenses		(9,717)	(13,639)	(7,254)
Total		(373,214)	(324,425)	(297,350)
For the financial year ended March 31, 2025 the main driver of the total increase in employee benefit expenses is the average number of employees that increased from 1,897 (in the financial year ended March 31, 2024) to 2,072. For further details regarding key management personnel remuneration, including pension obligations and other remuneration, please refer to Note 38.
For the financial year ended March 31, 2025 agent costs, referring to merchant acquiring fees, have increased as a consequence of the overall business recovery in line with revenues; in addition, they include all costs paid to carriers, representing the main operation cost of the PPS segment.
Other operating expenses comprises of bad debts, utility costs, postage, various other costs, and other exceptional items. The main driver behind the decrease of other operating expenses by EUR3.9 million in the financial year ended March 31, 2025 compared to the financial year ended March 31, 2024, primarily due to lower costs related to bad debt.